Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,248,000
Previously Paid Amount	0.00
Total Fee Amount	3,099.97
Total Offset Amount	0.00
Net Fee	3,099.97
Narrative - Max Aggregate Offering Price	$ 20,248,000
Final Prospectus	true